Fair Value Measurements - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009
Fair Value Assets Measured On Non Recurring Basis [Line Items]
Impairment charge of long-lived assets	$ 104,100,000	$ 6,500,000	$ 110,625,000	$ 499,100,000
Galaxy 15 Satellite [Member]
Fair Value Assets Measured On Non Recurring Basis [Line Items]
Fair value of long-lived asset, nonrecurring			35,000,000
Carrying value of long lived assets			139,100,000
Impairment charge of long-lived assets			$ 104,100,000